Organization and Summary of Significant Accounting Policies (Details 12)	12 Months Ended
	Jul. 01, 2012 Supplier	Jul. 03, 2011 Supplier	Jun. 27, 2010 Supplier
Supplier Concentration
Percentage of inventory purchases from major suppliers	41.00%	40.00%	34.00%
Number of major suppliers	14	11	8